Investment Property (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Direct operating expense from investment property	$ 64,619	$ 69,533	$ 67,096
Investment property	$ 9,551,614	7,705,942	8,313,274
Investment Property Fair Value Percentage	96.00%
Difference in percentage between market value and book value of the investment property	100.00%
At fair value [member]
Statement [Line Items]
Investment property	$ 13,189,640
CHILE
Statement [Line Items]
Rental income from investment property	5,836	5,868	3,825
ARGENTINA
Statement [Line Items]
Rental income from investment property	$ 84,859	$ 99,840	$ 104,334